Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserve For Warrants [member]	Accumulated deficit [member]	Shareholders' equity [member]	Non-controlling interests [member]	Total
Beginning balance, value at Aug. 31, 2022	$ 163,946	$ 6,825	$ 1,700	$ (123,673)	$ 48,798	$ 2,361	$ 51,159
Beginning balance, shares at Aug. 31, 2022	276,146,184
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments	$ 509	(514)			(5)		(5)
Shares issued for share-based payments, shares	810,469
Share-based compensation expense (Note 12)		2,138			2,138		2,138
Shares issued for cash, net of share issuance costs	$ 105				105		105
Shares issued for cash, net of share issuance costs, shares	200,000
Shares issued for cashless exercise of options	$ 90	(90)
Shares issued for cashless exercise of options, shares	155,619
Witholding tax impact on restricted share units ("RSUs")		87			87		87
Net income for the period				849	849	3,887	4,736
Ending balance, value at May. 31, 2023	$ 164,650	8,446	1,700	(122,824)	51,972	6,248	58,220
Ending balance, shares at May. 31, 2023	277,312,272
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments	$ 166	(165)			1		1
Shares issued for share-based payments, shares	313,045
Share-based compensation expense (Note 12)		559			559		559
Witholding tax impact on RSUs		(33)			(33)		(33)
Net income for the period				1,401	1,401	908	2,309
Ending balance, value at Aug. 31, 2023	$ 164,816	8,807	1,700	(121,423)	53,900	7,156	61,056
Ending balance, shares at Aug. 31, 2023	277,625,317
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 12)	$ 846	(836)			10		10
Shares issued for share-based payments (Note 12), shares	1,948,110
Share-based compensation expense (Note 12)		1,695			1,695		1,695
Witholding tax impact on share-based payments		(438)			(438)		(438)
Net loss for the period				(2,525)	(2,525)	2,751	226
Ending balance, value at May. 31, 2024	$ 165,662	$ 9,228	$ 1,700	$ (123,948)	$ 52,642	$ 9,907	$ 62,549
Ending balance, shares at May. 31, 2024	279,573,427